Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Share-based payments	$ 11,438	$ 13,507	$ 1,290
Short-term employee benefits	2,943	2,625	2,695
Post-employment benefits	17	14	18
Compensation of key management personnel	$ 14,398	$ 16,146	$ 4,003